Securities And Exchange Commission

----------------------------------

Washington, D.C. 20549

Form N-1A

Registration Statement Under The Securities Act Of 1933 [X]

Pre-Effective Amendment No.   [   ]

Post-Effective Amendment No.  [17]

And

Registration Statement Under

The Investment Company Act Of 1940  [X]

Amendment No.  [21]

(Check Appropriate Box Or Boxes.)

Upright Investments Trust

 (Exact Name Of Registrant As Specified In Charter)

615 West Mount Pleasant Ave.

Livingston, NJ  07039

 (Address Of Principal Executive Office)

Registrant's Telephone Number, Including Area Code:

973-533-1818

David Y.S. Chiueh

615 West Mount Pleasant Ave.

Livingston, NJ  07039

 (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:  As soon as practicable following effective date.

It is proposed that this filing will become effective (check appropriate box):

/X /     immediately upon filing pursuant to paragraph (b)

/   /     on (date) pursuant to paragraph (b)

/  /     60 days after filing pursuant to paragraph (a)(1)

/   /     75 days after filing pursuant to paragraph (a)(2)

/   /     on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

/   /     this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Registrant declares hereby that an indefinite number or amount of its securities has been registered by this Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Livingston and the state of New Jersey on February 3, 2011.

Upright Investment Trust

By:  /s/

David Y.S. Chiueh

David Y.S. Chiueh

President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature Date
/s/ David Y.S. Chiueh February 3, 2011 ----------------------------------------------------------------------------------------------------------- President, CFO and Trustee
/s/ Alice Chen February 3, 2011 ----------------------------------------------------------------------------------------------------------- Trustee
/s/ Carol Jou February 3, 2011 ----------------------------------------------------------------------------------------------------------- Chief Compliance Officer and Trustee

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase